Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	May 10, 2022	Mar. 31, 2020	Oct. 03, 2016	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
C000218613
Account Value [Line Items]
Line Graph and Table Measure Name		Blueprint Adaptive Growth Allocation Fund - Institutional Class
Account Value		$ 10,000		$ 14,827	$ 12,247	$ 11,741	$ 13,374	$ 11,430
C000172452
Account Value [Line Items]
Line Graph and Table Measure Name			HVIA Equity Fund - Institutional Class
Account Value			$ 25,000	$ 77,272	62,378	52,659	61,673	47,796	$ 36,319	$ 35,300	$ 30,118
C000235579
Account Value [Line Items]
Line Graph and Table Measure Name				Nia Impact Solutions Fund
Account Value	$ 10,000			$ 12,637	10,205	10,220
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		23,428	18,427	15,893	17,903	13,649
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 25,000	75,122	59,088	50,962	57,408	43,768	$ 35,894	$ 34,875	$ 29,144
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 9,999			13,765	11,225	9,905
Morningstar Global Allocations Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Global Allocations Index
Account Value		$ 10,000		$ 15,206	$ 12,996	$ 11,999	$ 14,330	$ 12,152